Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [3]			Assets that Were Subject of Demand [2] [3]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period) ² ³			Demand in Dispute ¹ ³			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-13
CIK # Not Applicable
		HUD	893	$106,577,929.22	100.00%	695	$77,772,065.85	72.97%	0	$0.00	0.00%	695	$77,772,065.85	72.97%	1	$92,014.14	0.09%	0	$0.00	0.00%	0	$0.00	0.00%
Total			893	$106,577,929.22	100.00%	695	$77,772,065.85	72.97%	0	$0.00	0.00%	695	$77,772,065.85	72.97%	1	$92,014.14	0.09%	0	$0.00	0.00%	0	$0.00	0.00%

[1]	As disclosed in Q22014 filing one (1) asset was reported in Dispute. The asset continues to be in Dispute as the seller and purchaser work towards resolution.
[2]	As disclosed herein 695 assets were Subject of Demand and were Pending Repurchase or Replacement during the 3-month period ending 9/30/2014.
[3]	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.